Iman Fund (Prospectus Summary) | Iman Fund
Summary Section
Investment Objective
The Fund seeks growth of capital while adhering to Islamic principles.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Iman Fund Class K
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none
Maximum account fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Iman Fund Class K
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.75%
Total Annual Fund Operating Expenses	1.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest

$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs, whether or not you redeemed your shares, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Iman Fund Class K	178	551	949	2,062

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shares held in a taxable account. These costs, which are not reflected in Annual Fund

Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Fund's investment advisor, Allied Asset

Advisors, Inc. (the "Advisor"), anticipates will increase over the long term. Islamic principles generally preclude investments in certain businesses

(e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive interest income as their primary source of income. The Fund may invest in companies of all market capitalizations. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. There can be no guarantee that the Fund will achieve its investment objective.

Among the securities that meet Islamic principles, the Advisor will determine a security's attractiveness for purchase based on a number of factors, including its anticipated value, record of earnings growth, and possible turn around,

among other things. The Advisor may invest in "growth" or "value" stocks, but it anticipates that a majority of its investments will be of the growth type. The

Fund may sell portfolio securities at any time when, in the Advisor's judgment,

their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities. The Fund normally does not invest in emerging markets securities except for those traded on U.S.

exchanges.

Principal Investment Risks
The main risks of investing in the Fund are listed below. Like any mutual fund,

you may lose money by investing in the Fund.

Market Risks: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the

Fund.

Management Risks: The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets. Also, your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's selection of the Fund's portfolio securities. If the Advisor's strategies do not produce the expected results, your investment could decline in value. It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Foreign Securities Risks: The Fund's investments in securities of non-U.S.

companies ("foreign securities") involve risks relating to adverse political,

social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates. Non-U.S.

companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may also be less liquid and more volatile than U.S. markets. Non-U.S. markets may offer less protection to investors, and foreign companies may be subject to greater risk of expropriation of assets. Enforcing legal rights may be difficult, costly and slow. Transactions in foreign securities may entail higher transaction costs and various administrative difficulties. The risks described herein are greater in emerging markets.

Growth Stock Risk: The risk that growth style companies lose value or move out of favor. Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Performance
The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund's return. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index and secondary indexes provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at www.investaaa.com and by calling 1-888-FUNDS-85.

Calendar Year Annual Returns	[1]

During the periods shown in the bar chart, the Fund's highest quarterly return was 15.83% for the quarter ended September 30, 2010 and the lowest quarterly return was -24.71% for the quarter ended December 31, 2008.

Average Annual Total Returns for the Periods ended December 31, 2010
Average Annual Total Returns Iman Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class K	Return Before Taxes	15.10%	3.81%	0.51%
Class K After Taxes on Distributions	Return After Taxes on Distributions	15.10%	3.71%	0.44%
Class K After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.82%	3.25%	0.41%
Dow Jones Islamic Market U . S . Index	Dow Jones Islamic Market U.S. IndexSM (reflects no deduction for fees, expenses or taxes)	12.16%	3.64%	0.39%
Russell 3000 ® Growth Index	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	17.70%	3.93%	(0.84%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or

IRAs.  The "Return After Taxes on Distributions and Sale of Fund Shares" may be

higher than the "Return Before Taxes" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

[1]	The Fund's year-to-date return as of June 30, 2011 was 3.66%.